TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus, Summary Prospectuses (as applicable)

and Transamerica Funds Statements of Additional Information

* * *

Effective February 5, 2026, Christopher A. Staples, CFA will be removed from the “Officers” table contained in the “Board Members and Officers” sub-section of each Transamerica Funds Statement of Additional Information under the heading “Management of the Trust.”

* * *

Transamerica Asset Allocation Intermediate Horizon

Transamerica Asset Allocation Long Horizon

Transamerica Asset Allocation Short Horizon

Effective February 5, 2026, the following will replace the corresponding information in the Class R, Class R4 and Class I3 Prospectus and Summary Prospectuses for Transamerica Asset Allocation Intermediate Horizon, Transamerica Asset Allocation Long Horizon and Transamerica Asset Allocation Short Horizon under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Portfolio Managers:
Kane Cotton, CFA	Portfolio Manager	since January 2016[1]
E. Kele Evans, CFA	Portfolio Manager	since February 2026
Rufat Garalov, CFA	Portfolio Manager	since June 2021

1 Associate Portfolio Manager of the predecessor fund since October 2014

Effective February 5, 2026, the following will replace the corresponding information in the Class R, Class R4 and Class I3 Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Asset Allocation Intermediate Horizon

Name	Adviser	Positions Over Past Five Years
Kane Cotton, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2014; Employed by Transamerica Asset Management, Inc. since 2014
E. Kele Evans, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2026; Employed by Transamerica Asset Management, Inc. since 2019
Rufat Garalov, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2021; Employed by Transamerica Asset Management, Inc. since 2014

Transamerica Asset Allocation Long Horizon

Name	Adviser	Positions Over Past Five Years
Kane Cotton, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2014; Employed by Transamerica Asset Management, Inc. since 2014
E. Kele Evans, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2026; Employed by Transamerica Asset Management, Inc. since 2019
Rufat Garalov, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2021; Employed by Transamerica Asset Management, Inc. since 2014

Transamerica Asset Allocation Short Horizon

Name	Adviser	Positions Over Past Five Years
Kane Cotton, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2014; Employed by Transamerica Asset Management, Inc. since 2014
E. Kele Evans, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2026; Employed by Transamerica Asset Management, Inc. since 2019
Rufat Garalov, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the fund since 2021; Employed by Transamerica Asset Management, Inc. since 2014

* * *

Effective February 5, 2026, the following will replace the corresponding information in the Class R, Class R4 and Class I3 Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Transamerica Asset Management, Inc. (“TAM”)”:

Transamerica Asset Allocation Funds

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Kane Cotton, CFA	4	$195 million	5	$192 million	0	$0

E. Kele Evans, CFA*	4	$195 million	5	$192 million	0	$0

Rufat Garalov, CFA	4	$195 million	5	$192 million	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Kane Cotton, CFA	0	$0	0	$0	0	$0

E. Kele Evans, CFA*	0	$0	0	$0	0	$0

Rufat Garalov, CFA	0	$0	0	$0	0	$0

* As of February 5, 2026

* * *

Investors Should Retain this Supplement for Future Reference

February 4, 2026